Average Annual Total Returns - Class A C I P R R6 T and W Shares - Voya Global Bond Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Bloomberg Barclays Global Aggregate Index 1 Yr		Class A Bloomberg Barclays Global Aggregate Index 5 Yrs		Class A Bloomberg Barclays Global Aggregate Index 10 Yrs		Class A Bloomberg Barclays Global Aggregate Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Bloomberg Barclays Global Aggregate Index 1 Yr		Class C Bloomberg Barclays Global Aggregate Index 5 Yrs		Class C Bloomberg Barclays Global Aggregate Index 10 Yrs		Class C Bloomberg Barclays Global Aggregate Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays Global Aggregate Index 1 Yr		Class I Bloomberg Barclays Global Aggregate Index 5 Yrs		Class I Bloomberg Barclays Global Aggregate Index 10 Yrs		Class I Bloomberg Barclays Global Aggregate Index Since Inception	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P Bloomberg Barclays Global Aggregate Index 1 Yr		Class P Bloomberg Barclays Global Aggregate Index 5 Yrs		Class P Bloomberg Barclays Global Aggregate Index 10 Yrs		Class P Bloomberg Barclays Global Aggregate Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Bloomberg Barclays Global Aggregate Index 1 Yr		Class R Bloomberg Barclays Global Aggregate Index 5 Yrs		Class R Bloomberg Barclays Global Aggregate Index 10 Yrs	Class R Bloomberg Barclays Global Aggregate Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Bloomberg Barclays Global Aggregate Index 1 Yr		Class R6 Bloomberg Barclays Global Aggregate Index 5 Yrs		Class R6 Bloomberg Barclays Global Aggregate Index 10 Yrs		Class R6 Bloomberg Barclays Global Aggregate Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays Global Aggregate Index 1 Yr		Class W Bloomberg Barclays Global Aggregate Index 5 Yrs		Class W Bloomberg Barclays Global Aggregate Index 10 Yrs		Class W Bloomberg Barclays Global Aggregate Index Since Inception
Total	7.02%	5.20%	2.83%		Jun. 30, 2006	5.11%	3.50%	1.76%		4.00%	3.12%	2.10%		9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	8.01%	4.96%	2.32%		Jun. 30, 2006	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	10.09%	6.03%	3.37%		Jun. 30, 2006	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	10.72%	6.52%	3.61%		Jun. 29, 2016	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	9.61%	5.50%		2.42%	Aug. 05, 2011	9.20%	[1]	4.79%	[1]	[1]	2.34%	[1]	10.21%	6.02%	3.39%		May 31, 2013	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]	10.16%	6.04%	3.36%		Jun. 01, 2009	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.